                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

                              Asset Management Fund
               (Exact name of registrant as specified in charter)

                     230 West Monroe St., Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-3713

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMF MONEY MARKET FUND
Statement of Net Assets
January 31, 2007

                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                          --------------   --------------
REPURCHASE AGREEMENTS (100.5%)
Citigroup Repo, 5.25%, (Agreement dated 01/31/07 to be
   repurchased at $106,469,525 on 02/1/07.
   Collateralized by various Adjustable Rate U.S.
   Government Mortgage Securities, 4.01%-6.11%, with a
   value of $108,583,080, due 9/25/26-1/1/37)                106,454,000   $  106,454,000
Bear Stearns, 5.27%, (Agreement dated
   01/23/067 to be repurchased at $30,126,883 on
   3/1/07. Collateralized by an Adjustable Rate U.S.
   Government Mortgage Security, 5.87%, with a value of
   $39,495,000, due 11/25/35)                                 30,000,000       30,000,000
                                                                           --------------
TOTAL REPURCHASE AGREEMENTS (COST $136,454,000)                               136,454,000
                                                                           --------------
TOTAL INVESTMENTS (COST $136,454,000) (a) - 100.5%                            136,454,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                                   (671,815)
                                                                           --------------
NET ASSETS - 100.0%                                                        $  135,782,185
                                                                           ==============
Net Asset Value, Class I offering and redemption
   price per share ($103,397,194 / 103,411,036)                            $         1.00
                                                                           ==============
Net Asset Value, Class D offering and redemption
   price per share ($32,384,991 / 32,385,421)                              $         1.00
                                                                           ==============

----------
(a)  Represents cost for financial reporting and federal income tax purposes.

AMF ULTRA SHORT MORTGAGE FUND
Statement of Net Assets
January 31, 2007

                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                          --------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (67.6%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (8.0%)
Bear Stearns Adjustable Rate Mortgage                          5,053,713   $    5,096,124
Trust, 7.16%, 3/25/31
CS First Boston Mortgage Securities Corp.
   0%, 11/25/31                                                1,548,939        1,549,956
   7.10%, 6/25/32                                              1,282,570        1,280,967
Fannie Mae
   7.19%, 7/1/28                                               7,968,365        8,287,099
   7.01%, 1/1/29                                               7,952,643        8,221,045
   6.96%, 8/1/29                                               6,449,717        6,661,348
   5.96%, 3/1/30                                               3,436,798        3,522,718
   7.13%, 6/1/30                                               6,699,436        6,954,852
   7.02%, 9/1/30                                               4,136,172        4,282,231
   6.79%, 5/1/33                                               5,346,510        5,520,272
   6.02%, 5/25/42                                             15,779,897       15,977,145
Fannie Mae Grantor Trust, 5.95%, 5/25/42                       9,121,034        9,189,441
Fannie Mae Whole Loan, 6.18%, 8/25/42                          7,525,305        7,581,745
Fifth Third Mortgage Loan Trust, 6.02%, 11/19/32               9,800,983        9,765,516
Freddie Mac
   5.90%, 10/1/22                                              3,468,286        3,527,897
   7.15%, 8/1/24                                               3,526,117        3,656,143
   6.64%, 9/1/27                                               3,771,824        3,889,693
   6.72%, 12/1/27                                              3,640,631        3,757,814
   6.90%, 12/1/27                                              3,767,448        3,895,777
   6.76%, 9/1/28                                              24,588,872       25,364,959
   6.99%, 9/1/30                                               3,163,163        3,271,896
   6.87%, 07/1/31                                             16,412,321       16,925,206
Structured Asset Mortgage Investments,                         3,486,781        3,500,092
Inc., 7.51%, 3/25/32
Washington Mutual, 6.28%, 4/25/44                             17,101,648       17,171,123
                                                                           --------------
                                                                              178,851,059
                                                                           --------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (0.5%)
Fannie Mae
   6.42%, 6/1/21                                               3,745,900        3,768,619
   6.90%, 12/1/24                                              5,535,982        5,642,766
Freddie Mac, 7.04%, 1/1/26                                     1,786,159        1,823,282
                                                                           --------------
                                                                               11,234,667
                                                                           --------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS (8.2%)
Bear Stearns Adjustable Rate Mortgage                            838,272          838,272
Trust, 8.15%, 3/25/31
Fannie Mae
   6.80%, 9/1/27                                              13,262,875       13,368,567
   6.61%, 3/1/28                                              11,511,101       11,585,888
   6.94%, 6/1/28                                               2,251,773        2,284,820
   6.70%, 12/1/32                                              1,606,686        1,628,079
   6.87%, 9/1/33                                               3,998,602        4,045,086
   6.65%, 11/1/33                                              8,112,224        8,153,450
   6.74%, 11/1/33                                              6,774,364        6,812,781

Freddie Mac, 7.49%, 9/1/30                                     7,271,223        7,474,592
Mastr Adjustable Rate Mortgages                                2,183,155        2,188,613
Trust, 6.88%, 1/25/34
MLCC Mortgage Investors, Inc., 7.15%, 10/25/28                22,924,327       23,167,897
Structured Asset Mortgage Investments, Inc.
   6.99%, 7/19/32                                              6,389,577        6,461,460
   7.32%, 11/19/33                                             8,792,633        8,908,037
   7.17%, 12/19/33                                            16,200,937       16,388,260
Structured Asset Securities Corp.
   6.96%, 5/25/32                                              6,796,759        6,849,858
   7.85%, 11/25/32                                             8,044,865        8,142,912
   7.79%, 12/25/32                                             7,891,103        8,004,538
   7.90%, 2/25/33                                              8,667,639        8,765,150
   7.87%, 3/25/33                                              6,988,761        7,080,488
   7.89%, 5/25/33                                             15,363,667       15,565,315
   7.65%, 9/25/33                                             16,400,001       16,671,626
                                                                           --------------
                                                                              184,385,689
                                                                           --------------
COST OF FUNDS INDEX BASED ARMS (5.7%)
Fannie Mae
   5.535, 11/1/32                                             11,115,285       11,119,509
   5.63%, 8/1/33                                              22,809,703       22,826,628
   5.63%, 5/1/35                                              49,014,936       49,068,901
   5.60%, 11/1/36                                             26,904,636       26,928,366
   5.60%, 6/1/38                                              18,719,255       18,731,610
                                                                           --------------
                                                                              128,675,014
                                                                           --------------
HYBRID ARMS (7.1%)
Adjustable Rate Mortgage Trust, 5.22%, 11/25/35                3,361,995        3,349,528
Banc of America Funding Corp., 4.11%, 5/25/35                 15,191,480       14,642,991
First Horizon Mortgage Pass-Through Trust, 5.34%, 6/25/35      9,780,948        9,679,105
J.P. Morgan Mortgage Trust, 5.26%, 9/25/35                    14,396,205       14,326,202
Mastr Adjustable Rate Mortgages Trust, 7.43%, 10/25/32         3,486,600        3,498,500
Morgan Stanley Mortgage Loan Trust, 5.47%, 6/25/36            11,463,925       11,309,411
Residential Accredit Loans, Inc., 5.29%, 4/25/35               8,245,306        8,143,843
Structured Adjustable Rate Mortgage Loan Trust
   4.60%, 5/25/34                                             14,892,404       14,579,508
   6.13%, 5/25/36                                              8,943,368        8,997,474
   5.53%, 2/25/37                                             16,005,000       16,005,000
Wells Fargo Mortgage Backed Securities Trust
   4.62%, 10/25/33                                             5,270,545        5,248,975
   3.99%, 12/25/34                                            19,184,671       18,529,763
   4.11%, 6/25/35                                              1,401,269        1,401,269
   5.10%, 3/25/36                                             19,966,594       19,472,943
   5.64%, 5/25/36                                              9,985,030        9,865,308
                                                                           --------------
                                                                              159,049,820
                                                                           --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATION (38.1%)
Banc of America Funding Corp.,
   5.61%, 2/20/47                                             10,781,000       10,781,000
Bear Stearns ALT-A Trust

   5.58%, 11/25/35                                             8,606,721        8,618,537
   5.52%, 6/25/36                                             10,145,000       10,141,800
   5.54%, 8/25/36                                             30,441,724       30,441,593
   5.65%, 8/25/36                                             44,828,000       44,828,000
   5.63%, 11/25/36                                             7,054,000        7,054,000
   5.64%, 11/25/36                                            11,811,000       11,811,000
   5.66%, 6/25/46                                             12,680,000       12,680,000
   5.54%, 12/25/46                                            17,386,448       17,386,374
Fannie Mae
   5.72%, 9/18/31                                              6,349,554        6,388,887
   5.65%, 12/25/36                                            36,847,049       36,928,926
   5.65%, 12/25/36                                            55,727,288       55,852,953
   5.57%, 2/25/37                                            100,000,000       99,984,376
   5.58%, 2/25/37                                            100,901,811      100,886,046
Freddie Mac
   5.62%, 11/15/36                                            44,254,410       44,347,911
Greenpoint Mortgage Funding Trust, 5.63%, 10/25/45            19,761,823       19,782,605
GSR Mortgage Loan Trust, 5.67%, 3/25/32                        3,437,227        3,434,027
Indymac Index Mortgage Loan Trust
   5.62%, 2/25/37                                             11,797,000       11,811,038
   5.65%, 2/25/37                                              4,857,000        4,858,554
   5.67%, 2/25/37                                              3,470,000        3,466,565
J.P. Morgan Alternative Loan Trust
   5.54%, 10/30/36                                             9,306,912        9,306,912
   5.63%, 10/30/36                                            15,968,000       15,968,000
Merrill Lynch Mortgage Investors, Inc.,                       18,429,526       18,459,327
   5.52%, 7/25/36
Morgan Stanley Mortgage Loan Trust
   5.56%, 8/25/36                                             30,099,470       30,083,066
   5.56%, 10/25/36                                            14,284,583       14,311,366
   5.57%, 11/25/36                                            22,945,801       22,999,586
   5.56%, 12/1/36                                             11,473,000       11,473,000
Nomura Asset Acceptance Corp., 5.67%, 12/25/35                11,028,533       11,044,542
Residential Accredit Loans, Inc., 5.54%, 7/25/36              25,565,859       25,547,439
Thornburg Mortgage Securities Trust
   5.45%, 7/25/11                                             90,370,269       90,370,268
   5.50%, 8/25/36                                             64,561,284       64,472,311
Washington Mutual, 5.51%, 12/25/45                               129,807          129,809
                                                                           --------------
                                                                              855,649,818
                                                                           --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $1,513,144,079)                                                    1,517,846,067
                                                                           --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (22.1%)
COLLATERALIZED MORTGAGE OBLIGATIONS (22.1%)
Fannie Mae
   4.00%, 7/25/31                                             23,291,745       22,079,577
   3.50%, 6/25/33                                             34,949,463       33,339,114
   4.35%, 3/25/34                                             39,004,958       37,731,267
   4.50%, 3/25/35                                             26,096,384       24,614,821
   4.35%, 9/25/36                                             67,231,462       64,763,771
   4.25%, 12/25/37                                            75,000,000       72,117,188
   5.64%, 8/25/35                                             29,642,452       29,653,025

Freddie Mac
   4.00%, 9/15/17                                             33,935,610       32,735,294
   4.25%, 12/15/36                                            73,852,066       70,044,771
Prime Mortgage Trust, 5.25%, 1/25/34                          12,498,681       12,345,325
Residential Accredit Loans, Inc.
   6.00%, 12/25/35                                            18,510,025       18,439,059
   6.00%, 5/25/36                                             47,214,377       47,290,898
Residential Asset Securitization Trust, 5.50%, 9/25/35        30,386,901       30,360,829
                                                                           --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   (COST $497,952,119)                                                        495,514,939
                                                                           --------------
REPURCHASE AGREEMENTS (10.3%)
Bear Stearns, 5.27%, (Agreement dated
   1/23/07 to be repurchased at
   $100,452,139 on 2/23/07. Collateralized by an
   Adjustable Rate U.S. Government Mortgage
   Security, 5.62%, with a value of
   $107,165,000, due 08/15/36)                               100,000,000      100,000,000
                                                                           --------------
Citigroup Repo, 5.25%, (Agreement dated
   1/31/07 to be repurchased at
   $130,697,057 on 2/1/07. Collateralized by various
   Adjustable Rate U.S. Government Mortgage Securities,
   3.62%-5.80%, with a value of $133,291,561, due
   10/25/15-1/1/37)                                          130,678,000      130,678,000
                                                                           --------------
TOTAL REPURCHASE AGREEMENTS (COST $230,678,000)                               230,678,000
                                                                           --------------
TOTAL INVESTMENTS (COST $2,241,774,198) - 100.0%                            2,244,039,006
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                     (355,952)
                                                                           --------------
NET ASSETS - 100.0%                                                        $2,243,683,054
                                                                           ==============
Net Asset Value, offering and redemption price per
   share ($2,243,683,054 / 232,024,926)                                    $         9.67
                                                                           ==============

----------
*    The rates presented are the rates in effect at January 31, 2007.

ULTRA SHORT FUND
Statement of Net Assets
January 31, 2007

                                                               PRINCIPAL
                                                                AMOUNT         VALUE
                                                              ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES (77.7%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (17.2%)
Fannie Mae
   7.14%, 10/1/26                                              1,467,651   $  1,523,146
   7.06%, 10/1/28                                              1,324,446      1,372,457
   7.28%, 12/1/30                                              3,412,681      3,549,188
   7.13%, 8/1/31                                               2,325,660      2,416,506
   7.00%, 7/1/33                                               4,757,619      4,925,622
   6.90%, 12/1/33                                              1,996,843      2,069,228
Freddie Mac
   6.74%, 11/1/28                                                944,465        968,077
   7.30%, 1/1/29                                               4,010,748      4,171,178
   6.97%, 9/1/30                                                 781,372        805,790
   7.03%, 8/1/31                                               7,123,392      7,388,293
Fund America Investors Corp. II, 6.83%, 6/25/23                2,820,135      2,820,135
Washington Mutual, 6.28%, 4/25/44                              2,631,053      2,641,742
                                                                           ------------
                                                                             34,651,362
                                                                           ------------
6 MO. CERTIFICATE OF DEPOSIT BASED ARMS (2.1%)
Fannie Mae, 6.40%, 4/1/20                                      4,314,235      4,338,653
                                                                           ------------
6 MO. LONDON INTERBANK OFFERING RATE (LIBOR) BASED ARMS
   (2.7%)
Structured Adjustable Rate Mortgage                            2,753,504      2,787,063
Loan Trust, 7.37%, 8/25/34
Structured Asset Securities Corp.
   7.85%, 11/25/32                                             1,282,478      1,298,108
   7.85%, 11/25/32                                             1,282,478      1,298,108
                                                                           ------------
                                                                              5,383,279
                                                                           ------------
COST OF FUNDS INDEX BASED ARMS (0.8%)
Regal Trust IV, 5.85%, 9/29/31                                   930,519        928,904
Ryland Mortgage Securities Corp., 6.27%, 10/25/23                736,289        736,289
                                                                           ------------
                                                                              1,665,193
                                                                           ------------
HYBRID ARMS (20.2%)
Adjustable Rate Mortgage Trust
   4.92%, 10/25/35                                             2,075,000      2,037,188
   5.04%, 3/25/36                                              1,940,844      1,925,039
Banc of America Funding Corp.
   5.05%, 5/20/35                                              5,939,425      5,831,025
   4.62%, 2/20/36                                              1,923,183      1,843,974
Bear Stearns Adjustable Rate Mortgage
   Trust, 4.80%, 10/25/35                                      5,749,213      5,536,231
GSR Mortgage Loan Trust, 5.23%, 1/25/36                        4,987,356      4,888,239
Morgan Stanley Mortgage Loan Trust, 5.47%, 6/25/36             3,959,974      3,873,609
Mortgageit Trust
4.75%, 5/25/35                                                 1,124,906      1,092,016
4.75%, 5/25/35                                                 1,801,423      1,755,356
Sequoia Mortgage Trust, 4.08%, 4/20/35                         1,740,000      1,678,395
Structured Adjustable Rate Mortgage Loan Trust

   5.44%, 4/25/35                                              3,986,955      3,946,407
   5.78%, 10/25/35                                             6,383,847      6,348,899
                                                                           ------------
                                                                             40,756,378
                                                                           ------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATIONS (34.7%)
Fannie Mae
   5.58%, 1/15/37                                             10,000,000     10,000,000
   5.57%, 2/25/37                                             12,000,000     11,998,125
Adjustable Rate Mortgage Trust, 5.59%, 11/25/35                5,036,027      5,049,805
American Home Mortgage Assets, 6.07%, 11/25/35                 5,000,000      4,987,500
American Home Mortgage Investment Trust, 5.47%, 9/25/35        5,422,052      5,418,247
Bear Stearns ALT-A Trust, 5.54%, 8/25/36                       8,486,702      8,496,976
Merrill Lynch Alternative Note Asset
   6.12%, 01/25/37                                             2,841,000      2,841,000
   6.32%, 01/25/37                                             1,420,500      1,420,500
Morgan Stanley Mortgage Loan Trust, 5.41%, 6/25/36             6,844,249      6,845,747
Sequoia Mortgage Trust, 5.63%, 9/20/33                         3,993,382      3,994,630
Structured Asset Mortgage Investments, Inc., 6.52%,
   2/19/35                                                     2,828,212      2,849,424
Structured Asset Securities Corp.
   6.57%, 3/25/33                                              1,619,157      1,627,759
   6.67%, 5/25/33                                              2,221,196      2,233,690
   6.52%, 11/25/33                                             2,311,233      2,323,511
                                                                           ------------
                                                                             70,086,914
                                                                           ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $156,489,534)                                                      156,881,779
                                                                           ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (14.4%)
COLLATERALIZED MORTGAGE OBLIGATIONS (14.4%)
Fannie Mae, 4.35%, 9/25/36                                    14,406,742     13,877,951
Freddie Mac
   4.50%, 5/15/16                                             10,000,000      9,798,932
   3.03%, 6/15/17                                              5,816,105      5,432,277
                                                                           ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   (COST $29,258,629)                                                        29,109,160
                                                                           ------------
REPURCHASE AGREEMENTS (9.7%)
Citigroup Repo, 5.25%, (Agreement dated
   01/31/07 to be repurchased at $19,694,872 on 02/1/07.
   Collateralized by an Adjustable Rate U.S. Government
   Mortgage Security, 5.00%, with a value of $20,085,841,
   due 11/01/35)                                              19,692,000     19,692,000
                                                                           ------------
TOTAL REPURCHASE AGREEMENTS (COST $19,692,000)                               19,692,000
                                                                           ------------
TOTAL INVESTMENTS (COST $205,440,163) - 101.8%                              205,682,939
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%                               (3,663,166)
                                                                           ------------
NET ASSETS - 100.0%                                                        $202,019,773
                                                                           ============

Net Asset Value, offering and redemption price per share
   ($202,019,773 / 20,775,572)                                             $       9.72
                                                                           ============

----------
*    The rates presented are the rates in effect at January 31, 2007.

SHORT U.S. GOVERNMENT FUND
Statement of Net Assets
January 31, 2007

                                                                   PRINCIPAL
                                                                    AMOUNT         VALUE
                                                                  ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (39.8%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (16.8%)
Fannie Mae
   6.88%, 5/1/26                                                   3,382,818   $  3,505,445
   7.04%, 5/1/27                                                   1,067,980      1,106,360
   6.92%, 7/1/27                                                     450,255        465,873
   7.02%, 7/1/28                                                   2,675,351      2,769,824
   7.27%, 5/1/31                                                   2,963,033      3,081,554
   6.96%, 9/1/33                                                   3,274,423      3,390,051

Freddie Mac
   7.00%, 5/1/18                                                     728,334        748,818
   6.80%, 3/1/27                                                   1,925,703      1,988,890
   7.03%, 8/1/31                                                   8,202,486      8,507,516
                                                                               ------------
                                                                                 25,564,331
                                                                               ------------
HYBRID ARMS (10.0%)
Adjustable Rate Mortgage Trust,
   4.95%, 10/25/35                                                 2,421,708      2,406,040
Banc of America Funding Corp.,
   5.05%, 5/20/35                                                  3,959,617      3,887,350
Bear Stearns Adjustable Rate Mortgage Trust,
   4.80%, 10/25/35                                                 2,608,661      2,533,042
Indymac Index Mortgage Loan Trust,
   5.45%, 7/25/35                                                  4,179,798      4,103,574
   5.44%, 9/25/35                                                  2,184,496      2,164,265
                                                                               ------------
                                                                                 15,094,271
                                                                               ------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR) COLLATERALIZED
   MORTGAGE OBLIGATIONS (13.0%)
Fannie Mae
   5.58%, 1/15/37                                                  7,700,000      7,700,000
   5.57%, 2/25/37                                                 12,000,000     11,998,126
                                                                               ------------
                                                                                 19,698,126
                                                                               ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $60,422,787)                                                            60,356,728
                                                                               ------------

FIXED RATE MORTGAGE-RELATED SECURITIES (41.5%)
15 YR. SECURITIES (0.3%)
Freddie Mac
   8.50%, 8/17/07                                                     17,263         17,263
   8.00%, 12/17/15                                                   429,036        437,166
                                                                               ------------
                                                                                    454,429
                                                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (41.2%)
Fannie Mae
   4.50%, 11/25/25                                                 8,449,921      8,354,044
   4.35%, 3/25/34                                                  5,066,965      4,901,505
   4.35%, 9/25/36                                                 14,406,742     13,877,950
Freddie Mac
   4.50%, 5/15/16                                                 10,000,000      9,798,932
   3.03%, 6/15/17                                                 12,689,684     11,852,240
   4.50%, 4/15/19                                                  9,138,893      8,942,792
   4.25%, 12/15/36                                                 4,975,280      4,718,790
                                                                               ------------
                                                                                 62,446,253
                                                                               ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (COST $63,298,835)                  62,900,682
                                                                               ------------

U.S. TREASURY OBLIGATIONS (5.3%)
U.S. Treasury Notes
   4.75%, 5/15/14                                                  3,000,000      2,986,406
   4.25%, 11/15/14                                                 2,000,000      1,926,562
   4.88%, 5/15/09                                                  3,000,000      2,997,892
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $8,122,217)                                 7,910,860
                                                                               ------------

REPURCHASE AGREEMENTS (13.1%)
Citigroup Repo, 5.25%, (Agreement dated 1/31/07 to be
   repurchased at $19,876,898 on 2/1/07. Collateralized by an
   Adjustable Rate U.S. Government Mortgage Security,
   5.00%, with a value of $20,271,480, due 11/1/35)               19,874,000     19,874,000
                                                                               ------------
TOTAL REPURCHASE AGREEMENTS (COST $19,874,000)                                   19,874,000
                                                                               ------------

TOTAL INVESTMENTS (COST $151,717,839) - 99.7%                                   151,042,270
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                        432,328
                                                                               ------------
NET ASSETS - 100.0%                                                            $151,474,598
                                                                               ============

Net Asset Value, offering and redemption price per
   share ($151,474,598 / 14,656,854)                                           $      10.33
                                                                               ============

----------
*    The rates presented are the rates in effect at January 31, 2007.

AMF INTERMEDIATE MORTGAGE FUND
Statement of Net Assets
January 31, 2007

                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                          --------------   --------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (42.6%)
1 YR. CONSTANT MATURITY TREASURY BASED ARMS (4.6%)
Countrywide Home Loans, 7.30%, 1/20/35                         4,763,129   $    4,874,765
Lehman XS Trust, 5.93%, 11/25/35                               6,838,690        6,930,588
                                                                           --------------
                                                                               11,805,353
                                                                           --------------
HYBRID ARMS (30.2%)
Adjustable Rate Mortgage Trust, 5.25%, 10/25/35                8,880,626        8,707,127
Bank of America Mortgage Securities
   4.36%, 3/25/33                                              2,150,484        2,118,862
   6.39%, 4/25/33                                                160,664          161,452
Bear Stearns Adjustable Rate Mortgage                         12,261,402       11,890,529
Trust, 4.80%, 10/25/35
Citigroup Mortgage Loan Trust, Inc., 5.66%, 1/25/37            4,238,000        4,238,000
Countrywide Home Loans, 4.95%, 12/25/33                        4,136,449        4,035,720
Countrywide Alternative Loan Trust, 5.19%, 12/25/34            7,572,110        7,456,939
First Horizon Alternative Mortgage                            11,402,292       11,185,332
Securities, 5.45%, 7/25/35
GSR Mortgage Loan Trust, 5.23%, 1/25/36                        4,987,356        4,888,239
J.P. Morgan Mortgage Trust, 4.97%, 8/25/35                     3,977,270        3,857,404
Structured Adjustable Rate Mortgage Loan Trust
   4.45%, 4/25/34                                              9,861,823        9,638,664
   5.57%, 6/25/36                                             10,000,000        9,947,999
                                                                           --------------
                                                                               78,126,267
                                                                           --------------
MONTHLY LONDON INTERBANK OFFERING RATE (LIBOR)
   COLLATERALIZED MORTGAGE OBLIGATIONS (7.8%)
American Home Mortgage Investment                              5,069,526        5,065,969
Trust, 5.47%, 9/25/35
Banc of America Funding Corp.
   5.63%, 2/20/47                                              4,312,000        4,312,000
   5.66%, 2/20/47                                              3,594,000        3,594,000
Impac CMB Trust, 6.34%, 6/25/33                                4,025,744        4,027,666
Merrill Lynch Alternative Note Asset, 5.62%, 01/25/37          3,247,500        3,247,500
                                                                           --------------
                                                                               20,247,135
                                                                           --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $110,895,945)                                                        110,178,755
                                                                           --------------
FIXED RATE MORTGAGE-RELATED SECURITIES (55.3%)
15 YR. SECURITIES (3.8%)
Fannie Mae
   7.00%, 3/1/15                                                 482,526          495,460
   7.00%, 3/1/15                                                 905,107          930,788

   7.00%, 3/1/15                                                 502,973          516,855
   7.50%, 11/1/15                                                668,319          695,098
   6.50%, 1/1/16                                                 673,938          688,865
   6.00%, 6/1/16                                               1,702,094        1,723,835
   6.00%, 7/1/17                                                 992,164        1,004,838
   6.00%, 7/1/17                                               1,691,830        1,713,440
Freddie Mac
   7.50%, 1/1/10                                                 324,765          330,133
   6.00%, 6/1/17                                               1,794,576        1,817,218
                                                                           --------------
                                                                                9,916,530
                                                                           --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (51.5%)
Countrywide Alternative Loan Trust, 5.50%, 12/25/35            8,575,486        8,536,289
Countrywide Home Loans
   5.75%, 2/25/37                                             10,000,000        9,754,769
   5.75%, 2/25/37                                             10,000,000        9,792,284
Credit Suisse Mortgage Capital                                10,000,000       10,013,692
Certificates, 6.00%, 5/25/36
Fannie Mae
   5.00%, 1/25/27                                              5,786,560        5,702,762
   4.00%, 10/25/32                                             6,564,209        6,155,354
   5.00%, 9/25/35                                              4,595,347        4,518,115
First Horizon Mortgage Pass-Through Trust,
   5.75%, 5/25/36                                             10,000,000        9,975,495
First Horizon Alternative Mortgage Securities
   6.00%, 7/25/36                                              5,190,000        5,196,368
   6.00%, 7/25/36                                              4,109,000        4,085,647
Freddie Mac
   5.00%, 2/15/27                                             14,000,000       13,789,412
   3.25%, 9/15/27                                             10,317,819        9,888,921
   5.00%, 4/15/29                                              3,124,000        3,041,636
   5.00%, 2/15/30                                              8,933,000        8,639,798
   4.75%, 3/15/30                                             10,000,000        9,603,596
   4.50%, 5/15/30                                              7,803,492        7,528,795
Residential Funding Mortgage Securities, Inc.,
   6.00%, 1/25/37                                              6,900,000        6,897,574
                                                                           --------------
                                                                              133,120,507
                                                                           --------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   (COST $143,949,474)                                                        143,037,037
                                                                           --------------
REPURCHASE AGREEMENTS (3.3%)
Citigroup Repo, 5.25%, (Agreement dated
   01/31/07 to be repurchased at
   $8,478,236 on 02/1/07. Collateralized by various
   Adjustable Rate U.S. Government Mortgage Securities,
   5.94% - 6.39%, with a value of $8,646,540, due
   4/1/34 - 6/1/36)                                            8,477,000        8,477,000
                                                                           --------------
TOTAL REPURCHASE AGREEMENTS (COST $8,477,000)                                   8,477,000
                                                                           --------------
TOTAL INVESTMENTS (COST $263,322,419) - 101.2%                                261,692,792
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%                                 (3,092,060)
                                                                           --------------
NET ASSETS - 100.0%                                                        $  258,600,732
                                                                           ==============
Net Asset Value, offering and redemption price per
   share ($258,600,732 / 27,909,577)                                       $         9.27
                                                                           ==============

----------
*    The rates presented are the rates in effect at January 31, 2007.

AMF U.S. GOVERNMENT MORTGAGE FUND
Statement of Net Assets
January 31, 2007

                                                                PRINCIPAL
                                                                  AMOUNT         VALUE
                                                                ----------   ------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES* (25.5%)
HYBRID ARMS (25.5%)
Banc of America Funding Corp.
   5.05%, 5/20/35                                                5,908,738   $  5,800,898
   4.62%, 2/20/36                                                5,577,928      5,379,085
Fannie Mae
   5.37%, 10/1/35                                                2,663,926      2,633,123
   4.67%, 1/1/36                                                 1,525,880      1,472,262
   5.93%, 4/1/36                                                 1,391,550      1,399,097
Freddie Mac
   5.62%, 4/1/36                                                10,267,581     10,200,647
GSR Mortgage Loan Trust, 5.23%, 1/25/36                          4,987,356      4,888,239
Indymac Index Mortgage Loan Trust,
   5.38%, 6/25/35                                                1,588,943      1,568,847
   5.20%, 11/25/35                                               3,744,608      3,639,456
Morgan Stanley Mortgage Loan Trust, 5.37%, 1/25/35               3,941,160      3,899,146
Wells Fargo Mortgage Backed Securities Trust, 5.13%, 9/25/35     1,056,000      1,029,141
                                                                             ------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*
   (COST $41,811,899)                                                          41,909,941
                                                                             ------------
FIXED RATE MORTGAGE-RELATED SECURITIES (68.8%)
15 YR. SECURITIES (0.5%)
Fannie Mae, 7.00%, 3/1/15                                          808,941        830,626
                                                                             ------------
30 YR. SECURITIES (9.9%)
Fannie Mae
   6.00%, 1/15/29                                                1,017,182      1,031,684
   5.00%, 8/1/33                                                10,337,809      9,951,757
   6.00%, 6/1/34                                                 4,369,723      4,394,985
Government National Mortgage Association
   7.50%, 2/15/24                                                  432,755        453,573
   7.00%, 4/15/27                                                  425,101        441,988
                                                                             ------------
                                                                               16,273,987
                                                                             ------------
COLLATERALIZED MORTGAGE OBLIGATIONS  (58.4%)
Fannie Mae
   4.50%, 1/25/18                                                8,000,000      7,513,247
   4.50%, 10/25/31                                               9,000,000      8,400,868
   5.00%, 9/25/32                                               13,929,000     13,440,571
   4.00%, 1/25/33                                                  963,778        906,902
   4.00%, 9/25/33                                                3,220,524      3,010,003
   5.50%, 12/25/36                                               8,573,000      8,246,213
Freddie Mac
   5.00%, 9/15/26                                               10,000,000      9,857,936
   5.50%, 12/15/28                                               5,496,270      5,482,360
   5.00%, 3/15/30                                               10,670,000     10,433,857
   4.00%, 3/15/33                                                1,239,117      1,154,837
   5.50%, 6/15/33                                               12,201,000     11,965,698
   4.25%, 12/15/36                                               4,975,280      4,718,790
Government National Mortgage Association

4.50%, 4/16/31                                                  10,988,400     10,584,742
                                                                             ------------
                                                                               95,716,024
                                                                             ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
   COST $113,120,855)                                                         112,820,637
                                                                             ------------
REPURCHASE AGREEMENTS (5.6%)
Citigroup Repo, 5.25%, (Agreement dated
   1/31/07 to be repurchased at $9,150,334 on 2/1/07.
   Collateralized by an Adjustable Rate U.S. Government
   Mortgage Security, 6.39%, with a value of $9,331,980,
   due 4/1/34)                                                   9,149,000      9,149,000
                                                                             ------------
TOTAL REPURCHASE AGREEMENTS (COST $9,149,000)                                   9,149,000
                                                                             ------------
TOTAL INVESTMENTS (COST $164,081,754) - 99.9%                                 163,879,578
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                                      162,811
                                                                             ------------
NET ASSETS - 100.0%                                                          $164,042,389
                                                                             ============
Net Asset Value, offering and redemption price per
   share ($164,042,389 / 16,199,906)                                         $      10.13
                                                                             ============

----------
*    The rates presented are the rates in effect at January 31, 2007.

AMF LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
January 31, 2007

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                          --------------   --------------
COMMON STOCKS (95.9%)
ADVERTISING (3.2%)
Omnicom Group, Inc.                                               20,000   $    2,104,000
                                                                           --------------
AUTOMOTIVE (2.6%)
Harley-Davidson, Inc.                                             25,000        1,706,750
                                                                           --------------
BANKS (2.4%)
Wells Fargo & Co.                                                 45,000        1,616,400
                                                                           --------------
BEVERAGES (3.5%)
Anheuser Busch Companies, Inc.                                    45,000        2,293,650
                                                                           --------------
BEVERAGES NON-ALCOHOLIC (7.7%)
Coca-Cola Co.                                                     45,000        2,154,600
PepsiCo, Inc.                                                     45,000        2,935,800
                                                                           --------------
                                                                                5,090,400
                                                                           --------------
BUILDING PRODUCTS (4.6%)
Home Depot, Inc.                                                  75,000        3,055,500
                                                                           --------------
COMPUTER HARDWARE (5.7%)
Cisco Systems, Inc. (a)                                           75,000        1,994,250
Dell, Inc. (a)                                                    75,000        1,818,750
                                                                           --------------
                                                                                3,813,000
                                                                           --------------
COMPUTER SOFTWARE & SERVICES (7.2%)
Automatic Data Processing, Inc.                                   45,000        2,147,400
Microsoft Corp.                                                   85,000        2,623,100
                                                                           --------------
                                                                                4,770,500
                                                                           --------------
CONSUMER NON-DURABLE (4.9%)
Procter & Gamble Co.                                              50,000        3,243,500
                                                                           --------------
DISTRIBUTOR-CONSUMER PRODUCTS (2.9%)
Sysco Corp.                                                       55,000        1,900,250
                                                                           --------------
DIVERSIFIED MANUFACTURING (11.1%)
3M Co.                                                            32,000        2,377,600
General Electric Co.                                              85,000        3,064,250
Illinois Tool Works, Inc.                                         39,000        1,988,610
                                                                           --------------
                                                                                7,430,460
                                                                           --------------
FINANCIAL SERVICES (5.5%)
American Express Co.                                              30,000        1,746,600
Merrill Lynch & Co.                                               20,000        1,871,200
                                                                           --------------
                                                                                3,617,800
                                                                           --------------
FOOD PROCESSING (3.1%)
Wm. Wrigley Jr. Co.                                               40,000        2,060,800
                                                                           --------------
HEALTH CARE (5.0%)
Johnson & Johnson                                                 50,000        3,340,000
                                                                           --------------
INSURANCE (9.0%)
American International Group, Inc.                                40,000        2,738,000
Berkshire Hathaway, Inc. (a)                                          30        3,301,500
                                                                           --------------
                                                                                6,039,500
                                                                           --------------
MEDICAL INSTRUMENTS (3.6%)
Medtronic, Inc.                                                   45,000        2,405,250
                                                                           --------------

OIL & GAS (2.8%)
Exxon Mobil Corp.                                                 25,000        1,852,500
                                                                           --------------
PHARMACEUTICALS (3.7%)
Abbott Laboratories                                               46,000        2,438,000
                                                                           --------------
RETAIL (4.7%)
Wal-Mart Stores, Inc.                                             65,000        3,099,850
                                                                           --------------
TRANSPORTATION & SHIPPING (2.7%)
Fedex Corp.                                                       16,000        1,766,400
                                                                           --------------
TOTAL COMMON STOCKS (COST $43,897,309)                                         63,644,510
                                                                           --------------
CASH EQUIVALENTS (4.3%)
MONEY MARKET MUTUAL FUND (4.3%)
Vanguard Admiral Money Market Fund                             2,848,328        2,848,328
                                                                           --------------
TOTAL CASH EQUIVALENTS (COST $2,848,328)                                        2,848,328
                                                                           --------------
TOTAL INVESTMENTS (COST $46,745,637) - 100.2%                                  66,492,838
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                   (124,809)
                                                                           --------------
NET ASSETS - 100.0%                                                        $   66,368,029
                                                                           ==============
Net Asset Value, offering and redemption price per
   share ($66,368,029 / 6,625,059)                                         $        10.02
                                                                           ==============

----------
(a)  Represents non-income producing security.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007
(UNAUDITED)

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of January 31, 2007, the Trust was authorized to issue an unlimited number of shares in seven separate Funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a "Fund" and collectively as the "Funds"). On January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc. was reorganized into the Large Cap Equity Fund, a new series of the Trust. Prior to this date, the Trust consisted of six series and did not include the Large Cap Equity Fund. Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business,
the  Trust  enters  into   contracts   with  its  vendors  and  others  that
provide   general indemnification.  Each Fund's  maximum  exposure  under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy that insures its officers and trustees against certain civil liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

     Money Market Fund:

     Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

     As of January 31, 2007, substantially all of the Funds' investments are fair valued using matrix pricing methods. These matrix pricing methods, determined by either an independent pricing service or the Adviser, incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (CONTINUED)
JANUARY 31, 2007
(UNAUDITED)

custodian. If the counter-party defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

     Each Fund, except the Money Market Fund, may purchase securities on a when-issued delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of January 31, 2007, the Funds did own when-issued or delayed-delivery securities.

FEDERAL INCOME TAX INFORMATION

At January 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                         NET UNREALIZED
                                                       TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
                                         TAX COST       APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                      --------------   --------------   --------------   --------------
AMF Large Cap Equity Fund             $   46,745,637     $20,527,489         (780,289)     19,747,201
AMF U.S. Government Mortgage Fund        164,081,754         598,977         (801,153)       (202,176)
AMF Intermediate Mortgage Fund           263,322,419         388,549       (2,018,176)     (1,629,627)
AMF Shourt U.S Government Fund           151,717,839          74,247         (749,816)       (675,569)
AMF Ultra Short Mortgage Fund          2,241,938,516     $ 5,988,287       (3,887,797)      2,100,490
AMF Ultra Short Fund                     205,440,163         564,994         (322,218)        242,776
AMF Money Market Fund                    136,454,000              --               --              --

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund


By (Signature and Title) /s/ Trent Statczar
                         -------------------------------------
                         Trent Statczar, Treasurer
Date March 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Trent Statczar
                         -------------------------------------
                         Trent Statczar, Treasurer
Date March 29, 2007


By (Signature and Title) /s/ Rodger. D. Shay Jr
                         -------------------------------------
                         Rodger D. Shay, Jr., President
Date March 29, 2007